GOING CONCERN	3 Months Ended	6 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Going Concern [Abstract]
GOING CONCERN

NOTE 6 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2015, the Company had approximately $2,732 thousand in cash and cash equivalents, approximately $17,191 thousand in negative working capital, a stockholders’ deficit of approximately $3,689 thousand and an accumulated deficit of approximately $44,701 thousand. Management anticipates their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations.

These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

NOTE 6 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of June 30, 2016, the Company had approximately $1,280,000 in cash and cash equivalents, approximately $14,456,000 in negative working capital, a stockholders’ deficit of approximately $8,287,000 and an accumulated deficit of approximately $51,916,000. Management anticipates their business will require substantial additional investments that have not yet been secured. Management is continuing in the process of fund raising in the private equity markets as the Company will need to finance future activities. The Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations. These unaudited financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.